Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F202 293 2275
Washington, DC 20006	www.sandw.com

December 24, 2015

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Metropolitan Series Fund

SEC File Nos. 333-208231, 811-03618

CIK - 0000710826

Ladies and Gentlemen:

Enclosed for filing on behalf of Metropolitan Series Fund (the “Trust”) is a delaying amendment dated December 24, 2015. This delaying amendment is being filed for the sole purpose of delaying the effectiveness of the Registrant’s initial Registration Statement, filed on November 25, 2015 (SEC Accession No. 0001193125-15-388901), relating to the Trust’s WMC Core Equity Opportunities Portfolio.

If you have any questions please call me at (202) 775-1213.

Very truly yours,
/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.